Property, plant and equipment, intangible assets and goodwill	6 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment Intangible Assets And Goodwill [Abstract]
Disclosure Of Property Plant And Equipment Intangible Assets And Goodwill Explanatory
11.	Property, plant and equipment, intangible assets and goodwill

(in €‘000)	Property, plant and equipment	Intangible assets (excl. goodwill)	Goodwill
Carrying amount at December 31, 2021	41,544	8,333	—
Movements in the six months ended June 30, 2022
Acquisition of assets (Mega-E)	88,737	—	—
Acquisition of subsidiary (MOMA)	199	—	15,692
Additions	15,502	1,356	—
Disposals	(178)	—	—
Depreciation and amortization	(5,723)	(1,736)	—
Depreciation and amortization of disposals	81	—	—
Impairments	(545)	—	—
Reversal of impairments	122	—	—
Carrying amount at June 30, 2022	139,739	7,953	15,692
Investments and disposals of property, plant and equipment
During the six months ended June 30, 2022, investments in property, plant and equipment amounted to €104,438 thousand (June 30, 2021: €8,118 thousand) and disposals of property, plant and equipment amounted to €178 thousand (June 30, 2021: €733 thousand).
Additions of property, plant and equipment through the
Mega-E
asset acquisition
Property, plant and equipment of €88,737 thousand were recognized through the asset acquisition of
Mega-E.
For further details on the estimated fair value of the assets acquired as of the date of acquisition, refer to Note 4.
Additions of property, plant and equipment through the MOMA acquisition
The Group recognized additions to property, plant and equipment with an acquisition value of €199 thousand on completion of the MOMA acquisition. For further details refer to Note 4, on the estimated fair value of the assets acquired as of the acquisition date.
Impairments and reversals of impairments of chargers
During the six months ended June 30, 2022, the Group recorded an impairment loss of €545 thousand (June 30, 2021: € nil) and a reversal of impairment of €122 thousand (June 30, 2021: € nil).
Purchase commitments of chargers and charging infrastructure
The Group’s purchase commitments for chargers and charging infrastructure are disclosed in Note 21. At the end of each reporting period presented, the Group did not have purchase commitments for other asset classes of property, plant and equipment.